Contract assets	6 Months Ended
Jun. 30, 2026
Contract Assets
Contract assets

13.	Contract assets

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Contract assets	-	2,286

The contract assets mainly relate to the Company’s rights to consideration for work completed but not yet billed at reporting date for its monthly subscription. The contract assets are transferred to trade receivables when the rights become unconditional. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.